Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Fixed Maturities Securities and Short-Term Investments
The amortized cost and fair value of fixed maturities securities and short-term investments are as follows (in millions):

	December 31, 2021
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities available-for-sale:
U.S. government and agencies	$9.3	$—	$—	$9.3
States, and other territories	5.8	—	(0.1)	5.7
Corporate securities	17.3	—	(0.2)	17.1
Foreign securities	0.9	—	—	0.9
Residential mortgage-backed securities	10.8	—	(0.2)	10.6
Commercial mortgage-backed securities	4.8	—	(0.1)	4.7
Asset backed securities	6.7	—	(0.1)	6.6

Total fixed maturities available-for-sale	55.6	—	(0.7)	54.9
Short-term investments:
U.S. government and agencies	9.1	—	—	9.1

Total	$64.7	$—	$(0.7)	$64.0

	December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities available-for-sale:
U.S. government and agencies	$10.1	$—	$—	$10.1
States, and other territories	5.1	—	—	5.1
Corporate securities	17.4	—	—	17.4
Foreign securities	0.8	—	—	0.8
Residential mortgage-backed securities	12.9	—	—	12.9
Commercial mortgage-backed securities	5.4	0.1	—	5.5
Asset backed securities	4.2	—	—	4.2

Total	$55.9	$0.1	$—	$56.0

Investments Classified by Contractual Maturity Date
The amortized cost and fair value of fixed maturities securities by contractual maturity are as follows (in millions):

	December 31, 2021
	Amortized Cost	Fair Value
Due to mature:
One year or less	$10.5	$10.5
After one year through five years	18.3	18.1
After five years	4.5	4.4
Residential mortgage-backed securities	10.8	10.6
Commercial mortgage-backed securities	4.8	4.7
Asset backed securities	6.7	6.6

Total fixed maturities available-for-sale	$55.6	$54.9

Investment Income
The Company’s net investment income is comprised of the following (in millions):

	Year Ended December 31,
	2021	2020
Fixed maturities income	$0.4	$1.1
Short-term investment income	—	—

Total gross investment income	0.4	1.1
Investment expenses	(0.1)	—

Net investment income	$0.3	$1.1

Special Deposits	The following table summarizes special deposits (in millions):

	December 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
State
New York	$3.2	$3.2	$3.1	$3.1
Illinois	1.9	1.9	1.6	1.6
Colorado	1.4	1.5	1.5	1.5
Virginia	0.3	0.4	0.4	0.4
North Carolina	0.3	0.3	0.3	0.3
New Mexico	0.3	0.3	0.4	0.4
Vermont	0.3	0.3	0.3	0.3
Florida	0.3	0.3	0.3	0.3
Nevada	0.2	0.2	0.4	0.4
Massachusetts	0.1	0.1	0.1	0.1
Georgia	0.1	0.1	—	—

Total states	$8.4	$8.6	$8.4	$8.4